CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)																						1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended		36 Months Ended
	Mar. 26, 2021	Jan. 14, 2021	Jan. 04, 2021	Dec. 02, 2020	Nov. 02, 2020	Sep. 14, 2020	Sep. 14, 2020	Aug. 17, 2020	Aug. 04, 2020	Aug. 04, 2020	Jul. 06, 2020	Jul. 06, 2020	Mar. 02, 2020	Feb. 13, 2020	Feb. 13, 2020	Dec. 26, 2019	Nov. 04, 2019	Oct. 01, 2019	Aug. 08, 2019	Aug. 08, 2019	May 02, 2014	Apr. 28, 2020	Jan. 23, 2020	Dec. 20, 2019	Aug. 29, 2019	Jul. 16, 2019	Feb. 28, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 09, 2018	Feb. 23, 2021	Jun. 22, 2020	Mar. 31, 2020	Dec. 22, 2018
Short-term Debt [Line Items]
Convertible promissory notes																												$ 107,000		$ 107,000		$ 2,764,184
Convertible promissory notes debt discount																												6,889		6,889		219,850	$ 254,896
Convertible promissory notes net																												100,111		100,111		1,069,974	390,987
Debt instrument face amount																												184,124		184,124		738,850
Shares of common stock upon conversion of principal amount																														205,975	$ 413,734
Accrued interest																														20,851		101,884
Issuance of common shares for converted promissory notes and accrued interest, shares	34,853
Other fees																														1,000		4,750
Interest expense																												15,977	$ 231,874	$ 563,914	$ 457,187	876,229	$ 954,774
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount																																275,985
Convertible promissory notes net																																2,488,199
Series C Preferred Stock [Member]
Short-term Debt [Line Items]
Debt Conversion Shares Amount																														34,853
May 2014 Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes net																												0		$ 0		1,560
Debt instrument face amount																					$ 500,000
Debt instrument maturity date																May 02, 2022					Sep. 18, 2019
Note bears interest rate																					10.00%
Debt instrument conversion price description																					The May 2014 Note is convertible into shares of the Company’s common stock at a conversion price of a) the lesser of $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the average three (3) lowest trading prices of three (3) separate trading days recorded after the effective date, or c) the lowest effective price granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance with the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered.
Shares of common stock upon conversion of principal amount																														1,560		96,590
Accrued interest																														970		$ 54,460
Issuance of common shares for converted promissory notes and accrued interest, shares																																100,105,926
May 2014 Note [Member] | Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt instrument conversion price description																					The May 2014 Note bears interest at 10% per annum. The May 2014 Note is convertible into shares of the Company’s common stock at a conversion price of a) the lesser of $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the average three (3) lowest trading prices of three (3) separate trading days recorded after the effective date, or c) the lowest effective price granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance with the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered.
2015-2018 Notes [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount																																$ 801
Convertible promissory notes net																												0		0
Debt instrument face amount																																		$ 2,145,000
Debt instrument maturity date																																		Jan. 30, 2023
Note bears interest rate																																		10.00%
Debt instrument conversion price description																																		The 2015-2018 Notes are convertible into shares of the Company’s common stock at conversion prices ranging from the a) the lesser of $0.03 to $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the lowest trade price recorded since the original effective date, or c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance within the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered.
Shares of common stock upon conversion of principal amount																														1,960,500		27,200
Accrued interest																														923,717		$ 15,972
Issuance of common shares for converted promissory notes and accrued interest, shares																																30,836,986
2015-2018 Notes [Member] | Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt instrument conversion price description																																		The 2015-2018 Notes are convertible into shares of the Company’s common stock at conversion prices ranging from the a) the lesser of $0.03 to $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the lowest trade price recorded since the original effective date, or c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance with the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered.
February 18 Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount																												126,134		126,134		$ 2,810
Convertible promissory notes net																												0		0
Debt instrument face amount																												$ 500,000		$ 500,000		430,000			$ 70,000			$ 430,000
Debt instrument maturity date																														Feb. 18, 2023
Note bears interest rate																											10.00%	10.00%		10.00%
Debt instrument conversion price description																											The Feb 18 Note is convertible into shares of the Company’s common stock at conversion prices ranging from the a) the lesser of $0.03 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the lowest trade price recorded since the original effective date, or c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance with-in the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered.			The Feb 18 Note is convertible into shares of the Company’s common stock at conversion prices ranging from the a) the lesser of $0.03 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the lowest trade price recorded since the original effective date, or c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance with-in the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered.
Shares of common stock upon conversion of principal amount																														$ 500,000
Accrued interest																														98,566
Remaining balance of note																																430,000
February 18 Note [Member] | Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt instrument face amount																																			$ 75,000			355,000
August 2019 Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount																			$ 2,000	$ 2,000
Convertible promissory notes net																												$ 0		0
Debt instrument face amount																			$ 53,500	$ 53,500
Debt instrument maturity date																				Feb. 14, 2021
Note bears interest rate																			10.00%	10.00%
Debt instrument conversion price description																				The August 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the August 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the August 2019 Note. The fair value of the August 2019 Notes has been determined by using the Binomial lattice formula from the effective date of the notes.
Shares of common stock upon conversion of principal amount																				$ 40,676										12,824
Accrued interest																														$ 5,564
Received additional amount																				$ 51,500
Issuance of common shares for converted promissory notes and accrued interest, shares																				21,000,000										908,119
Other fees																				$ 3,000										$ 1,000
February Two Thousand Twenty Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount														$ 2,000	$ 2,000													6,578		6,578
Convertible promissory notes net																												53,500		53,500
Debt instrument face amount														$ 53,500	$ 53,500
Debt instrument maturity date															Feb. 13, 2021
Note bears interest rate														10.00%	10.00%
Debt instrument conversion price description															The Feb 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Feb 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb 2020 Note. The fair value of the Feb 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes.
Received additional amount															$ 51,500
July Two Thousand Twenty Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount											$ 3,000	$ 3,000																27,153		27,153
Convertible promissory notes net																												0		0
Debt instrument face amount											$ 53,000	$ 53,000
Debt instrument maturity date												Jul. 06, 2021
Note bears interest rate											10.00%	10.00%
Debt instrument conversion price description												The Jul 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Jul 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jul 2020 Note. The fair value of the Jul 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes.
Shares of common stock upon conversion of principal amount																														53,000
Accrued interest																														$ 2,650
Received additional amount												$ 50,000
Issuance of common shares for converted promissory notes and accrued interest, shares																														4,062,044
August Two Thousand Twenty Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount									$ 3,000	$ 3,000																		31,219		$ 31,219
Convertible promissory notes net																																					$ 0
Debt instrument face amount									$ 53,000	$ 53,000
Debt instrument maturity date										Aug. 04, 2021
Note bears interest rate									10.00%	10.00%
Debt instrument conversion price description										The Aug 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Aug 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Aug 2020 Note. The fair value of the Aug 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes.
Shares of common stock upon conversion of principal amount																														53,000
Accrued interest																														$ 2,650
Received additional amount										$ 50,000
Issuance of common shares for converted promissory notes and accrued interest, shares																														868,175
Unsecured Convertible Promissory Note One [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount								$ 2,000																				13,338		$ 13,338
Convertible promissory notes net																												53,500		53,500
Debt instrument face amount								$ 53,500
Debt instrument maturity date								Aug. 17, 2021
Note bears interest rate								10.00%
Debt instrument conversion price description								The Aug 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Aug 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Aug 2020 Note. The fair value of the Aug 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes.
Received additional amount								$ 51,500
September Two Thousand Twenty Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount						$ 3,000	$ 3,000																					37,318		37,318
Convertible promissory notes net																												0		0
Debt instrument face amount						$ 53,000	$ 53,000
Debt instrument maturity date							Sep. 14, 2021
Note bears interest rate						10.00%	10.00%
Debt instrument conversion price description							The Sep 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Sep 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Sep 2020 Note. The fair value of the Sep 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes.
Shares of common stock upon conversion of principal amount																														53,000
Accrued interest																														$ 2,650
Received additional amount							$ 50,000
Issuance of common shares for converted promissory notes and accrued interest, shares																														2,100,000
November Two Thousand Twenty Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount					$ 3,000																							44,433		$ 44,433
Convertible promissory notes net																												0		0
Debt instrument face amount					$ 53,000
Debt instrument maturity date					Nov. 02, 2021
Note bears interest rate					10.00%
Debt instrument conversion price description					The Nov 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Nov 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Nov 2020 Note. The fair value of the Nov 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes.
December Two Thousand Twenty Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount				$ 3,000																								3,416		3,416
Convertible promissory notes net																												0		0
Debt instrument face amount				$ 53,000
Debt instrument maturity date				Dec. 02, 2021
Note bears interest rate				10.00%
Debt instrument conversion price description				The Dec 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock.
Received additional amount				$ 50,000
January Two Thousand Twenty One Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount			$ 3,000																									53,500		53,500
Convertible promissory notes net																												0		0
Debt instrument face amount			$ 53,500
Debt instrument maturity date			Jan. 04, 2021
Note bears interest rate			10.00%
Debt instrument conversion price description			The Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Jan 4 2021 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jan 4 2021 Note. The fair value of the Jan 4 2021 Note has been determined by using the Binomial lattice formula from the effective date of the notes.
Received additional amount			$ 50,000
January Two Thousand Twenty One Note One [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount		$ 3,000																										53,500		53,500
Convertible promissory notes net																												$ 0		0
Debt instrument face amount		$ 53,500
Debt instrument maturity date		Jan. 14, 2021
Note bears interest rate		10.00%
Debt instrument conversion price description		The Jan 14 2021 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Jan 14 2021 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jan 14 2021 Note. The fair value of the Jan 14 2021 Note has been determined by using the Binomial lattice formula from the effective date of the notes.
Received additional amount		$ 50,000
Convertible Notes [Member]
Short-term Debt [Line Items]
Shares of common stock upon conversion of principal amount																														2,462,060
Accrued interest																														1,023,253
Paid off principal																														203,000
Paid off interest																														$ 52,780
Two Zero One Five Two Zero One Eight Notes [Member]
Short-term Debt [Line Items]
Remaining balance of note																																1,957,800
Feb April 2019 Notes [Member]
Short-term Debt [Line Items]
Convertible promissory notes debt discount																			$ 4,000	$ 4,000												21,801
Debt instrument face amount																																						$ 107,000
Note bears interest rate																			1000.00%	1000.00%
Accrued interest																																6,351
Received additional amount																				$ 103,000
Issuance of common shares for converted promissory notes and accrued interest, shares																				34,267,881
Other fees																																1,750
Feb April Two Thousand Ninteen [Member]
Short-term Debt [Line Items]
Shares of common stock upon conversion of principal amount																				$ 72,384
July Two Zero One Nine Note [Member]
Short-term Debt [Line Items]
Note bears interest rate																										10.00%
Shares of common stock upon conversion of principal amount																																$ 53,000
Received additional amount																										$ 50,000
Issuance of common shares for converted promissory notes and accrued interest, shares																																8,248,918
Unsecured convertible promissory note																										53,000
Debt discount																										$ 30
Accrued interest																																$ 2,650
Interest expense																																28,672
August Two Zero One Nine Note [Member]
Short-term Debt [Line Items]
Note bears interest rate																			10.00%	10.00%
Shares of common stock upon conversion of principal amount																																$ 40,676
Received additional amount																			$ 51,500
Issuance of common shares for converted promissory notes and accrued interest, shares																																21,000,000
Remaining balance of note																																$ 12,824
Interest expense																																32,305
Other fees																																3,000
August Two Nine Two Zero One Nine Note [Member]
Short-term Debt [Line Items]
Note bears interest rate																									10.00%
Shares of common stock upon conversion of principal amount																																$ 63,000
Received additional amount																									$ 60,000
Issuance of common shares for converted promissory notes and accrued interest, shares																																13,624,762
Unsecured convertible promissory note																									63,000
Debt discount																									$ 3,000
Accrued interest																																$ 3,150
Interest expense																																24,408
Oct Two Zero One Nine Note [Member]
Short-term Debt [Line Items]
Note bears interest rate																		10.00%
Shares of common stock upon conversion of principal amount																																$ 63,000
Received additional amount																		$ 60,000
Issuance of common shares for converted promissory notes and accrued interest, shares																																28,413,462
Unsecured convertible promissory note																		63,000
Debt discount																		$ 3,000
Accrued interest																																$ 3,150
Interest expense																																47,336
Nov Two Zero One Nine Note [Member]
Short-term Debt [Line Items]
Note bears interest rate																	10.00%
Shares of common stock upon conversion of principal amount																																$ 58,000
Received additional amount																	$ 55,000
Issuance of common shares for converted promissory notes and accrued interest, shares																																24,588,385
Unsecured convertible promissory note																	58,000
Debt discount																	$ 3,000
Accrued interest																																$ 2,900
Interest expense																																48,967
Dec Two Zero One Nine Note [Member]
Short-term Debt [Line Items]
Note bears interest rate																								10.00%
Shares of common stock upon conversion of principal amount																																$ 53,000
Received additional amount																								$ 50,000
Issuance of common shares for converted promissory notes and accrued interest, shares																																21,118,946
Unsecured convertible promissory note																								53,000
Debt discount																								$ 3,000
Accrued interest																																$ 2,650
Interest expense																																51,407
Jan 2020 Note [Member]
Short-term Debt [Line Items]
Note bears interest rate																							10.00%
Shares of common stock upon conversion of principal amount																																$ 53,000
Received additional amount																							$ 50,000
Issuance of common shares for converted promissory notes and accrued interest, shares																																12,320,494
Unsecured convertible promissory note																							53,000
Debt discount																							$ 3,000
Accrued interest																																$ 2,650
Interest expense																																53,000
Feb Two Zero Two Zero Note [Member]
Short-term Debt [Line Items]
Note bears interest rate														10.00%	10.00%
Received additional amount														$ 51,500
Remaining balance of note																																53,500
Unsecured convertible promissory note														53,500	$ 53,500
Debt discount														$ 2,000	$ 2,000
Interest expense																																33,474
Mar Two Zeo Two Zero Note [Member]
Short-term Debt [Line Items]
Note bears interest rate													10.00%
Shares of common stock upon conversion of principal amount																																$ 53,000
Received additional amount													$ 50,000
Issuance of common shares for converted promissory notes and accrued interest, shares																																7,520,270
Unsecured convertible promissory note													53,000
Debt discount													$ 3,000
Accrued interest																																$ 2,650
Interest expense																																53,000
Apr Two Zero Two Zero Note [Member]
Short-term Debt [Line Items]
Note bears interest rate																						10.00%
Shares of common stock upon conversion of principal amount																																$ 53,000
Received additional amount																						$ 50,000
Issuance of common shares for converted promissory notes and accrued interest, shares																																12,616,691
Unsecured convertible promissory note																						53,000
Debt discount																						$ 3,000
Accrued interest																																$ 2,650
Interest expense																																53,000
Jun Two Zero Two Zero Note [Member]
Short-term Debt [Line Items]
Note bears interest rate																																				10.00%
Shares of common stock upon conversion of principal amount																																$ 53,000
Issuance of common shares for converted promissory notes and accrued interest, shares																																7,623,288
Unsecured convertible promissory note																																				$ 53,000
Debt discount																																				$ 3,000
Accrued interest																																$ 2,650
Interest expense																																53,000
Ju Two Zero Two Zero Note [Member]
Short-term Debt [Line Items]
Note bears interest rate											10.00%	10.00%
Received additional amount											$ 50,000
Remaining balance of note																																53,000
Unsecured convertible promissory note											53,000	$ 53,000
Debt discount											$ 3,000	$ 3,000
Interest expense																																25,847
Aug Two Zero Two Zero Note [Member]
Short-term Debt [Line Items]
Note bears interest rate									10.00%	10.00%
Received additional amount									$ 50,000
Remaining balance of note																																53,000
Unsecured convertible promissory note									53,000	$ 53,000
Debt discount									$ 3,000	$ 3,000
Interest expense																																21,781
Sep Two Zero Two Zero Note [Member]
Short-term Debt [Line Items]
Note bears interest rate						10.00%	10.00%
Received additional amount						$ 50,000
Remaining balance of note																																53,000
Unsecured convertible promissory note						53,000	$ 53,000
Debt discount						$ 3,000	$ 3,000
Interest expense																																15,682
Nov 2020 Note [Member]
Short-term Debt [Line Items]
Note bears interest rate					1000.00%
Received additional amount					$ 50,000
Remaining balance of note																																53,000
Unsecured convertible promissory note					53,000
Debt discount					$ 3,000
Interest expense																																8,567
Dec 2020 Note [Member]
Short-term Debt [Line Items]
Note bears interest rate				10.00%
Received additional amount				$ 50,000
Remaining balance of note																																$ 43,000
Unsecured convertible promissory note				53,000
Debt discount				$ 3,000